INCOME TAXES - deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Accrued warranty costs	$ 23,228	$ 25,548
Bad debt allowance	8,058	8,358
Investment in affiliates under tax equity transactions	54,187
Inventory write-down	4,564	4,239
Future deductible expenses	13,321	13,878
Depreciation and impairment difference of property, plant and equipment and solar power systems	29,668	34,248
Accrued liabilities related to countervailing and anti-dumping duty deposits	111,021	55,115
Deferred tax assets relating to sales of solar power systems	996	32,159
Net operating losses carry-forward	48,678	70,637
Others	7,728	8,532
Total deferred tax assets, gross	301,449	252,714
Valuation allowance	(71,469)	(55,959)
Total deferred tax assets, net of valuation allowance	229,980	196,755
Deferred tax liabilities:
Derivative assets	3,315	4,558
Depreciation difference of property, plant and equipment	468	8,327
Deferred profit of projects		40,793
Insurance recoverable	16,727	15,000
Basis difference related to acquisitions		18,339
Others	2,838	3,047
Total deferred tax liabilities	23,348	90,064
Analysis as:
Current deferred tax assets		30,013
Non-current deferred tax assets	229,980	97,134
Current deferred tax liabilities		(1,426)
Non-current deferred tax liabilities	(23,348)	(19,030)
Net deferred tax assets	206,632	$ 106,691
Accumulated net operating losses	273,840
Accumulated net operating losses subject to expiration between 2017 and 2036	$ 137,065